Accounts receivable, net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 9,267,851	$ 3,009,363
Addition	362,516	6,379,841
Recovery*		(4,656)
Disposal of GX CDT and TY CDT	(7,851)	(4,115)
Exchange rate effect	32,011	(120,812)
Ending balance	9,662,378	9,267,851	$ 3,009,363
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 9,267,851	3,009,363	3,189,642	$ 3,004,435
Addition		6,379,841	246,336	555,133
Recovery*		(4,656)	(374,078)	(86,994)
Disposal of GX CDT and TY CDT		(4,115)
Exchange rate effect		(120,812)	(52,537)	(282,932)
Ending balance		$ 9,267,851	$ 3,009,363	$ 3,189,642